Other Operating Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating expenses [abstract]
Cost related to lease of investment properties	¥ (19,367)	¥ (13,738)	¥ (13,904)
Others	(13,181)	(7,641)	(10,371)
Other operating expenses	¥ (32,548)	¥ (21,379)	¥ (24,275)